Segment Information (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating segment results
Revenues	$ 1,684.5	$ 1,722.9	$ 1,758.0	$ 1,626.8	$ 1,742.8	$ 1,797.6	$ 1,725.3	$ 1,748.0	$ 6,792.2	$ 7,013.7	$ 8,077.5
Adjusted EBITDA									814.0	1,047.2	1,836.5
Total assets	13,191.1				14,133.4				13,191.1	14,133.4	15,809.0
Property, plant, equipment and mine development, net	10,577.3				11,082.5				10,577.3	11,082.5	11,801.7
Additions to property, plant, equipment, and mine development									194.4	328.4	986.0
Federal coal lease expenditures									276.7	276.8	276.5
Loss from equity affiliates									107.6	40.2	61.2
Reconciliation Of Adjusted EBITDA To Consolidated Loss From Continuing Operations [Abstract]
Adjusted EBITDA									814.0	1,047.2	1,836.5
Depreciation, depletion and amortization									(655.7)	(740.3)	(663.4)
Asset retirement obligation expenses									(81.0)	(66.5)	(67.0)
Asset impairment and mine closure costs	(154.4)				(506.8)		(21.5)		(154.4)	(528.3)	(929.0)
Settlement charges related to the Patriot bankruptcy reorganization					(30.6)				0.0	(30.6)	0.0
Amortization of basis related to equity affiliates									(5.7)	(6.3)	(4.6)
Interest expense									(428.2)	(425.2)	(405.6)
Interest income									15.4	15.7	24.5
Income tax (provision) benefit									(201.2)	448.3	(262.3)
Loss from continuing operations, net of income taxes	(478.8)	$ (154.0)	$ (72.0)	$ (44.3)	(401.1)	$ 24.0	$ 101.4	$ (10.3)	$ (749.1)	$ (286.0)	$ (470.9)
Revenue from external customers by geographic region
Revenue percentage									100.00%	100.00%	100.00%
U.S. [Member]
Revenue from external customers by geographic region
Revenue percentage									59.50%	61.10%	55.40%
Japan [Member]
Revenue from external customers by geographic region
Revenue percentage									9.50%	9.80%	12.30%
China [Member]
Revenue from external customers by geographic region
Revenue percentage									6.10%	10.20%	6.80%
South Korea [Member]
Revenue from external customers by geographic region
Revenue percentage									5.20%	3.80%	5.80%
Other [Member]
Revenue from external customers by geographic region
Revenue percentage									19.70%	15.10%	19.70%
U.S Mining [Member]
Operating segment results
Total assets	4,099.1				4,024.4				$ 4,099.1	$ 4,024.4	$ 3,986.4
Property, plant, equipment and mine development, net	3,739.9				3,654.4				3,739.9	3,654.4	3,603.6
Powder River Basin Mining [Member]
Operating segment results
Revenues									1,922.9	1,767.3	1,983.0
Adjusted EBITDA									509.0	435.4	542.0
Additions to property, plant, equipment, and mine development									19.7	15.8	71.5
Federal coal lease expenditures									276.5	276.5	276.5
Loss from equity affiliates									0.0	0.0	0.0
Reconciliation Of Adjusted EBITDA To Consolidated Loss From Continuing Operations [Abstract]
Adjusted EBITDA									509.0	435.4	542.0
Asset impairment and mine closure costs									(2.7)		(2.4)
Midwestern U.S. Mining [Member]
Operating segment results
Revenues									1,198.1	1,335.5	1,403.7
Adjusted EBITDA									306.9	426.0	405.6
Additions to property, plant, equipment, and mine development									57.4	27.2	74.7
Federal coal lease expenditures									0.0	0.0	0.0
Loss from equity affiliates									0.0	0.0	0.0
Reconciliation Of Adjusted EBITDA To Consolidated Loss From Continuing Operations [Abstract]
Adjusted EBITDA									306.9	426.0	405.6
Asset impairment and mine closure costs											(45.0)
Western U.S. Mining [Member]
Operating segment results
Revenues									902.8	902.3	966.3
Adjusted EBITDA									266.9	258.0	279.7
Additions to property, plant, equipment, and mine development									18.2	32.2	49.9
Federal coal lease expenditures									0.2	0.3	0.0
Loss from equity affiliates									0.0	0.0	0.0
Reconciliation Of Adjusted EBITDA To Consolidated Loss From Continuing Operations [Abstract]
Adjusted EBITDA									266.9	258.0	279.7
Australian Metallurgical Mining [Member]
Operating segment results
Revenues									1,613.8	1,773.4	2,187.5
Adjusted EBITDA									(151.1)	(120.0)	238.4
Additions to property, plant, equipment, and mine development									53.9	165.7	666.7
Federal coal lease expenditures									0.0	0.0	0.0
Loss from equity affiliates									0.0	0.0	0.0
Reconciliation Of Adjusted EBITDA To Consolidated Loss From Continuing Operations [Abstract]
Adjusted EBITDA									(151.1)	(120.0)	238.4
Asset impairment and mine closure costs									(66.7)	(390.8)	(806.7)
Australian Thermal Mining [Member]
Operating segment results
Revenues									1,058.0	1,131.2	1,316.1
Adjusted EBITDA									264.1	270.0	337.7
Additions to property, plant, equipment, and mine development									30.2	64.6	76.7
Federal coal lease expenditures									0.0	0.0	0.0
Loss from equity affiliates									0.0	0.0	0.0
Reconciliation Of Adjusted EBITDA To Consolidated Loss From Continuing Operations [Abstract]
Adjusted EBITDA									264.1	270.0	337.7
Asset impairment and mine closure costs									(11.9)
Trading and Brokerage [Member]
Operating segment results
Revenues									58.4	66.0	199.9
Adjusted EBITDA									14.9	(19.9)	119.7
Total assets	300.7				389.6				300.7	389.6	543.9
Property, plant, equipment and mine development, net	1.1				1.8				1.1	1.8	1.6
Additions to property, plant, equipment, and mine development									0.0	0.1	0.1
Federal coal lease expenditures									0.0	0.0	0.0
Loss from equity affiliates									0.0	0.0	0.0
Reconciliation Of Adjusted EBITDA To Consolidated Loss From Continuing Operations [Abstract]
Adjusted EBITDA									14.9	(19.9)	119.7
Corporate and Other [Member]
Operating segment results
Revenues									38.2	38.0	21.0
Adjusted EBITDA									(396.7)	(202.3)	(86.6)
Total assets	2,167.4				2,638.2				2,167.4	2,638.2	3,287.9
Property, plant, equipment and mine development, net	1,332.6				1,479.2				1,332.6	1,479.2	1,601.0
Additions to property, plant, equipment, and mine development									15.0	22.8	46.4
Federal coal lease expenditures									0.0	0.0	0.0
Loss from equity affiliates									107.6	40.2	61.2
Reconciliation Of Adjusted EBITDA To Consolidated Loss From Continuing Operations [Abstract]
Adjusted EBITDA									(396.7)	(202.3)	(86.6)
Asset impairment and mine closure costs									(73.1)	(137.5)	(74.9)
Australian Mining [Member]
Operating segment results
Total assets	6,623.9				7,081.2				6,623.9	7,081.2	7,990.8
Property, plant, equipment and mine development, net	$ 5,503.7				$ 5,947.1				5,503.7	5,947.1	6,595.5
Middlemount Mine [Member]
Reconciliation Of Adjusted EBITDA To Consolidated Loss From Continuing Operations [Abstract]
Change in valuation allowance against loss carryforwards									$ (52.3)	$ 0.0	$ 0.0